COMMITMENTS AND CONTINGENCIES - Cash Commitments (Details) - Purchase Commitment $ in Millions	Dec. 31, 2015 USD ($)
Mining and milling equipment | POS-Minerals Corporation
Cash commitments
Percentage of commitments funded	20.00%
Eureka Moly LLC
Cash commitments
2015	$ 1.2
2017	2.2
Total	3.4
Eureka Moly LLC | Mining and milling equipment
Cash commitments
2015	1.2
2017	2.2
Total	$ 3.4
Nevada Moly LLC | Mining and milling equipment
Cash commitments
Percentage of commitments funded	80.00%